Share-Based Payments - Weighted-average Assumptions (Details)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Stock Options [Member]
Schedule of Weighted Average Assumptions Used to Determine Fair Value of Stock Options
Expected volatility (percent)	37.20%	39.50%	40.30%
Risk-free interest rate (percent)	1.60%	1.90%	2.20%
Expected life (years)	7 years 6 months	7 years 8 months 12 days	7 years 2 months
Dividend yield (percent)	2.10%	2.10%	2.10%
Stock Appreciation Rights (SARs) [Member]
Schedule of Weighted Average Assumptions Used to Determine Fair Value of Stock Options
Expected volatility (percent)	25.90%	30.70%
Risk-free interest rate (percent)	1.90%	2.10%
Expected life (years)	5 years 3 months	6 years 3 months 12 days
Dividend yield (percent)	0.00%	0.00%